STATEMENTS OF CASH FLOWS (10K) (Tables)	12 Months Ended
Dec. 31, 2014
STATEMENTS OF CASH FLOWS [Abstract]
Supplemental Cash Flows Information	Supplemental Disclosures
	2014	2013
Cash paid during the period for:
Interest	$7,016	$4,765
Income taxes	$499	$2,565